Long-Term Debt, net (Details Narrative) - USD ($)	4 Months Ended		7 Months Ended		8 Months Ended			12 Months Ended
	May 10, 2023	May 10, 2021	Aug. 10, 2023	Aug. 10, 2022	Sep. 07, 2023	Aug. 31, 2023	Aug. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities								$ 25,000,000	$ 18,000,000	$ 34,250,000
Gains (losses) on change in fair value of derivatives								388,000	2,520,000	181,000
Prepayments of borrowing								$ 10,505,000	$ (0)	35,507,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								8.19%	5.58%
Sun Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing	$ 3,674,000
Vessel Delivery Date								Jun. 05, 2023
Sky Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing							$ 3,276,000
Vessel Delivery Date								Sep. 07, 2023
Star Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing					$ 3,555,000
Vessel Delivery Date								Sep. 13, 2023
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date								May 2021
Line Of Credit Facility Borrowing Capacity										$ 34,250,000
Description of borrowings								for the purpose of refinancing the existing indebtedness secured on the ships
Borrowings, interest rate basis								LIBOR
Borrowings, interest rate								3.75%
Borrowings Default Interest Rate								5.75%
Number of loan tranches								6
Number of repayment installments								20
Borrowings Frequency Of Periodic Payment								quarterly
Periodic payment								$ 1,250,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid								$ 9,250,000
Borrowings, maturity								May 2026
Proceeds from borrowings, classified as financing activities		$ 34,250,000
Borrowing costs incurred		$ 545,000
Description of collateral held as security and other credit enhancements								Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1,200 is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited and Salaminia Maritime Limited, each of which are required to set aside quarterly payments that aggregate to $900,Argo Maritime Limited, which is required to set aside quarterly payments that aggregate to $675, and Talisman Limited, which is required to set aside quarterly payments that aggregate to $315.
CIT Loan Facility [member] | August 2022 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date								August 2022
Description of borrowings								for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes
Borrowings, interest rate basis								SOFR
Borrowings, interest rate								3.35%
Borrowings Default Interest Rate								5.25%
Proceeds from borrowings, classified as financing activities				$ 18,000,000
Borrowing costs incurred				$ 259,000
Line Of Credit Facility Maximum Borrowing Capacity									$ 52,250,000
Gains (losses) on change in fair value of derivatives									$ 163,000
CIT Loan Facility [member] | August 2023 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Description of borrowings						for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes
Borrowings, interest rate basis						SOFR
Borrowings, interest rate						2.70%
Borrowings Default Interest Rate						4.70%
Proceeds from borrowings, classified as financing activities			$ 25,000,000
Line Of Credit Facility Maximum Borrowing Capacity						$ 77,250,000
Gains (losses) on change in fair value of derivatives								$ 417,000
Borrowings, adjustment to interest rate basis						0.10%
CIT Loan Facility [member] | First four tranches [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								May 2026
CIT Loan Facility [member] | Final two tranches [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								August 2027
CIT Loan Facility [member] | SWAP Agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis								LIBOR
Percentage of upfront fee in loan agreement								1.25%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs on or before August 10, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement								1.00%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment of the tranche financing either Diamond Globe or Power Globe occurs on or before August 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement								2.00%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs therafter until August 2025 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement								1.00%